Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	18,250,000
Proposed Maximum Offering Price per Unit | $ / shares	0.34
Maximum Aggregate Offering Price	$ 6,205,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 856.91
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Represents the shares of common stock reserved for future issuance under the VIP Play, Inc. 2023 Stock Plan, as Amended and Restated effective October 3, 2025.Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.34, which is the average of the final bid and ask prices of shares of the Registrant’s common stock on The OTCQB Venture Market on February 12, 2026.